Revenues (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Revenues	$ 57,079,339	$ 57,521,079	$ 73,896,832
Revenues from Resolution 1, SEE 19, SGE Resolution 70/2018, and Amendments [Member]
Statement [Line Items]
Revenues	23,816,074	26,375,183	56,261,695
Sales Under Contract [Member]
Statement [Line Items]
Revenues	30,115,202	27,766,903	15,105,173
Steam Sales
Statement [Line Items]
Revenues	1,715,963	1,607,183	893,170
Resale of Gas Transport and Distribution Capacity [Member]
Statement [Line Items]
Revenues	307,995	595,979	588,289
Revenues from CVO Thermal Plant Management [Member]
Statement [Line Items]
Revenues	$ 1,124,105	$ 1,175,831	$ 1,048,505